Note 16 - Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2018
Notes Tables
Quarterly Financial Information [Table Text Block]
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal year ended 201 8
Sales	$12,284,765	$11,649,528	$12,573,899	$10,905,795
Gross profit	$3,381,155	$3,345,065	$3,082,933	$1,413,823
Net loss	$(706,762)	$(259,697)	$(1,506,699)	$(4,846,698)
Basic loss per common share	$(0.07)	$(0.03)	$(0.15)	$(0.47)
Diluted loss per common share	$(0.07)	$(0.03)	$(0.15)	$(0.47)

Fiscal year ended 201 7
Sales	$12,095,826	$11,294,756	$12,989,990	$12,333,174
Gross profit	$4,023,629	$3,764,429	$3,755,951	$3,266,584
Net income (loss)	$217,161	$10,671	$(66,863)	$(259,085)
Basic earnings (loss) per common share	$0.02	$0.00	$(0.01)	$(0.03)
Diluted earnings (loss) per common share	$0.02	$0.00	$(0.01)	$(0.03)

Fiscal year ended 2016
Sales	$8,249,668	$10,587,187	$10,060,242	$9,766,167
Gross profit	$2,765,380	$3,584,612	$3,466,151	$2,624,740
Net income (loss)	$23,994	$145,630	$316,086	$(191,547)
Basic earnings (loss) per common share	$0.00	$0.01	$0.03	$(0.02)
Diluted earnings (loss) per common share	$0.00	$0.01	$0.03	$(0.02)